Schedule of Right of Use Assets and Liabilities (Details) - USD ($)		1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 12, 2022	Dec. 31, 2022	Dec. 31, 2021
Reorganization, Chapter 11 [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Successor	Successor	Predecessor	Predecessor	Successor	Predecessor
Operating cash flows used in operating activities			$ 24,248			$ 4,786
Operating leases
Weighted average remaining lease term	1 year 29 days	1 year 29 days	10 months 2 days		1 year 29 days	1 year 29 days
Weighted average discount rate	6.50%	6.50%	6.50%		6.50%	6.50%
Predecessor [Member]
Reorganization, Chapter 11 [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]				Predecessor	Predecessor		Predecessor
Operating cash flows used in operating activities				$ 22,028	$ 86,100
Operating leases
Weighted average remaining lease term				1 year 10 months 2 days
Weighted average discount rate				6.50%